Leases (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Schedule of Balance Sheet Information Related to Operating Lease

Supplemental balance sheet information related to operating lease was as follows:

	As of
	December 31,	December 31,
	2023	2024
	RMB	RMB	US$
Right-of-use assets	12,237,211	3,739,296	520,185
Less: impairment	(3,244,676)	(1,857,761)	(258,439)
Right-of-use assets	8,992,535	1,881,535	261,746

Operating lease liabilities – current	8,806,671	812,669	113,052
Operating lease liabilities – non-current	5,216,622	1,898,004	264,037
Total operating lease liabilities	14,023,293	2,710,673	377,089

The movement of impairment of right-of-use assets is as follows:

	As of
	December 31,	December 31,
	2023	2024
	RMB	RMB	US$
Beginning balance	-	3,244,676	451,377
Addition	3,244,676	-	-
Derecognition	-	(1,386,915)	(192,938)
Ending balance	3,244,676	1,857,761	258,439

The weighted average remaining lease terms and discount rates for the operating lease as of December 31, 2024 were as follows:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	4.16
Weighted average discount rate	3.93%

A summary of lease expenses recognized in the consolidated statements of operations as of December 31, 2023 and 2024 and supplemental cash flow information related to operating leases were as follows:

	As of
	December 31,	December 31,
	2023	2024
	RMB	RMB	US$
Lease expense
Operating lease expense	10,148,284	3,887,462	540,797
Short-term lease expense	15,056,781	19,401,914	2,699,059
Sublease income (1)	(707,009)	(11,725,219)	(1,631,131)
Total lease expense	24,498,055	11,564,157	1,608,725

Other information
Cash paid for operating leases	8,543,549	5,561,964	773,742
Right-of-use assets obtained in exchange for operating new lease liabilities	15,838,886	2,272,088	316,077

*(1)	For the year ended December 31, 2023 and 2024, the Group incurred sublease income of RMB707,009 and RMB11,725,219 (US$1,631,131), and sublease cost of RMB 858,098 and RMB11,088,503 (US$1,542,555), respectively.

Schedule of Future Minimum Payments

The following is a schedule of future minimum payments under the Group’s operating leases as of December 31, 2024:

Year	Amounts
	RMB	US$
2025	908,160	126,337
2026	854,757	118,908
2027	459,859	63,972
2028	272,498	37,908
2029	191,100	26,584
Thereafter	270,726	37,661
Total lease payments	2,957,100	411,370
Less: imputed interest	246,427	34,281
Total operating lease liabilities, net of interest	2,710,673	377,089